American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
May 31, 2021

California High-Yield Municipal - Schedule of Investments
MAY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.7%
California — 98.3%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	2,400,000	2,641,697
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/22, Prerefunded at 100% of Par(1)	2,000,000	2,105,360
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,394,154
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,212,528
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,214,648
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	2,270,000	2,689,854
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	5,073,079
Bay Area Toll Authority Rev., VRN, 0.48%, (MUNIPSA plus 0.45%), 4/1/56	1,750,000	1,752,967
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/40	1,250,000	1,401,001
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,841,003
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/45	1,510,000	1,679,178
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,855,000	3,261,070
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,535,000	2,895,556
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/50	1,500,000	1,660,711
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,593,358
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	5,026,587
California Community Housing Agency Rev., 5.00%, 8/1/49(2)	11,000,000	12,676,744
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	750,000	879,015
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	650,000	803,206
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(3)	22,520,000	3,835,856
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(3)	2,000,000	397,313
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/40(2)	500,000	559,615
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/50(2)	500,000	554,313
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/55(2)	350,000	386,383
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/50	1,700,000	2,097,808
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/49	6,020,000	6,971,249
California Housing Finance Rev., 4.00%, 3/20/33	20,056,428	23,693,752
California Housing Finance Rev., 4.25%, 1/15/35	3,241,276	3,932,296
California Housing Finance Rev., 3.50%, 11/20/35	2,658,725	3,117,339
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	5,000,000	6,547,724
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	2,074,194
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,935,104
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(2)	2,000,000	2,273,367
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	360,000	380,467
California Municipal Finance Authority Rev., (Chevron Corp.), VRDN, 0.01%, 6/1/21 (GA: Chevron Corp.)	1,200,000	1,200,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.01%, 6/1/21 (GA: Chevron Corp.)	1,100,000	1,100,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,776,719
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/48	6,700,000	7,993,133
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	5,505,000	6,554,979
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/46 (BAM)	1,000,000	1,192,152
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/52	5,140,000	6,104,708
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(2)	2,145,000	2,498,825
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(2)	1,875,000	2,176,492
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/40	2,750,000	3,171,323
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/50	6,785,000	7,659,428
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/54(2)	1,590,000	1,789,372

California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,231,987
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	3,615,000	4,099,325
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/39	1,200,000	1,411,208
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/49	4,750,000	5,516,087
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(2)	555,000	578,818
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(2)	1,400,000	1,444,683
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	3,100,000	3,220,576
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	4,164,796
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	1,500,000	1,784,912
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,876,364
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,777,618
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	1,750,000	2,054,167
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,499,803
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	6,300,037
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(2)	1,670,000	1,922,618
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(2)	3,535,000	3,946,424
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(2)	4,450,000	4,903,711
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,136,980
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,169,755
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	500,000	600,374
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	388,256
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	551,767
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	329,737
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,866,998
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(2)	1,515,000	1,746,208
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(2)	2,075,000	2,353,263
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(2)	5,100,000	5,805,468
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(2)	800,000	897,697
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(2)	2,265,000	2,509,336
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(2)	1,805,000	1,995,320
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(2)	905,000	994,382
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(2)	1,400,000	1,531,842
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	1,045,972
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,914,125
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/44	5,000,000	6,232,723
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/49	5,000,000	6,195,937
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39	2,000,000	2,261,367
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48	2,700,000	3,001,522
California Municipal Finance Authority Special Tax, 4.00%, 9/1/43	1,000,000	1,113,371
California Municipal Finance Authority Special Tax, 4.00%, 9/1/50	1,500,000	1,659,804
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(2)	2,500,000	2,993,969
California Public Finance Authority Rev., 4.00%, 10/15/27	400,000	465,667
California Public Finance Authority Rev., 4.00%, 10/15/28	365,000	429,130
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(2)	4,000,000	4,162,378
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/26	200,000	229,504
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	3,500,000	4,008,349
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 3.125%, 5/15/29(2)(4)	2,510,000	2,535,521
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/36(2)(4)	1,000,000	1,147,403
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(2)(4)	1,250,000	1,397,702
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/51(2)(4)	1,000,000	1,114,278
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/56(2)(4)	1,000,000	1,108,097
California Public Finance Authority Rev., VRN, 4.00%, 10/15/51	685,000	831,065
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	110,000	130,572

California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	95,000	112,767
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	130,000	154,313
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	65,000	77,156
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	50,000	59,351
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	50,000	59,351
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	95,000	112,767
California School Finance Authority Rev., 5.00%, 8/1/27(2)	890,000	1,033,222
California School Finance Authority Rev., 5.00%, 8/1/28(2)	1,155,000	1,333,726
California School Finance Authority Rev., 5.00%, 8/1/29(2)	730,000	839,504
California School Finance Authority Rev., 5.00%, 8/1/30(2)	350,000	400,473
California School Finance Authority Rev., 5.00%, 8/1/31(2)	450,000	513,576
California School Finance Authority Rev., 5.00%, 8/1/36(2)	1,075,000	1,222,606
California School Finance Authority Rev., 5.00%, 8/1/46(2)	1,190,000	1,337,116
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31	4,000,000	4,595,817
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(2)	5,000,000	5,624,159
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(2)	1,000,000	1,136,973
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/50(2)	1,200,000	1,434,166
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/59(2)	4,165,000	4,947,305
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(2)	1,800,000	2,047,028
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(2)	3,130,000	3,504,064
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(2)	2,115,000	2,223,051
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(2)	1,500,000	1,646,765
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(2)	1,500,000	1,640,646
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(2)	4,630,000	5,054,516
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(2)	2,000,000	2,178,532
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	1,260,000	1,432,520
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(2)	430,000	484,168
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(2)	2,100,000	2,326,528
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	2,000,000	2,206,509
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/50(2)	785,000	882,793
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/58(2)	770,000	861,352
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(2)	1,130,000	1,356,849
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(2)	3,500,000	3,906,522
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(2)	3,630,000	4,283,392
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(2)	1,050,000	1,181,749
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(2)	2,425,000	2,704,131
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 4.125%, 7/1/24	300,000	316,594
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/34	500,000	552,722
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(2)	1,180,000	1,402,136
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/39(2)	1,000,000	1,240,502
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.125%, 7/1/44	700,000	770,730
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(2)	1,650,000	1,851,823
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(2)	2,000,000	2,445,619
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/54(2)	1,150,000	1,399,819
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(2)	500,000	568,321
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(2)	550,000	612,200
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(2)	1,000,000	1,104,407
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(2)	5,250,000	5,843,724
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/50(2)	2,740,000	3,048,274
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(2)	3,915,000	4,332,787
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/21(2)	320,000	320,000
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	500,000	547,981
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(2)	870,000	966,602
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(2)	1,000,000	1,099,337
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(2)	360,000	411,559

California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(2)	2,100,000	2,280,191
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(2)	2,265,000	2,539,671
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(2)	1,000,000	1,169,208
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(2)	1,870,000	2,153,752
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 4.30%, 6/1/53(2)	2,935,000	2,937,274
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/58(2)	3,600,000	3,898,086
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	1,400,000	1,646,795
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,904,220
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	1,142,273
California State Public Works Board Rev., 5.00%, 11/1/38	2,350,000	2,606,440
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/39	7,000,000	7,958,898
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(2)	1,795,000	1,911,862
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	2,113,386
California Statewide Communities Development Authority Rev., (California Baptist University), 3.00%, 11/1/22(2)	895,000	912,052
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(2)	2,630,000	2,901,617
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(2)	3,090,000	3,690,520
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(2)	6,325,000	7,399,509
California Statewide Communities Development Authority Rev., (Chevron USA, Inc.), VRDN, 0.01%, 6/1/21 (GA: Chevron Corp.)	1,800,000	1,800,000
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	1,500,000	1,670,307
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	2,760,000	3,046,000
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	2,000,000	2,337,141
California Statewide Communities Development Authority Rev., (Episcopal Communities & Services for Seniors), 5.00%, 5/15/42	2,635,000	2,715,027
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/24, Prerefunded at 100% of Par (AGM)(1)	1,000,000	1,158,131
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/22, Prerefunded at 100% of Par (GA: American Baptist Homes Foundation)(1)	1,200,000	1,276,164
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/45	2,400,000	2,683,892
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 4/1/38	5,000,000	6,619,497
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(2)	3,500,000	3,947,229
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(2)	1,450,000	1,717,053
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	2,000,000	2,360,878
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(2)	3,155,000	3,665,727
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	1,000,000	1,139,306
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	1,700,000	1,921,182
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	9,900,000	11,124,237
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	5,235,193
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/58(2)	14,750,000	17,526,620
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/48	10,000,000	11,789,966
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	7,269,993
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	352,594
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	370,897
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	387,385

California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/34	1,125,000	1,387,313
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,176,560
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/39	1,300,000	1,584,847
California Statewide Communities Development Authority Special Assessment, 4.00%, 9/2/44	900,000	1,014,567
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	4,270,962
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/49	700,000	839,949
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/36	1,000,000	1,129,266
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,670,000	3,002,571
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/39	1,545,000	1,850,022
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	1,500,000	1,676,830
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/47	1,650,000	1,917,020
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	7,330,000	8,668,053
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	1,750,000	2,064,326
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/39	1,000,000	1,215,677
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/49	2,095,000	2,506,784
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-), 4.00%, 9/1/50	1,200,000	1,339,652
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2020-), 4.00%, 9/1/51	1,600,000	1,809,777
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/37	415,000	473,690
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/45	865,000	968,557
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/50	820,000	915,478
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,404,154
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,477,497
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,551,115
Central Basin Municipal Water District Rev., 5.00%, 8/1/44	5,000,000	5,513,288
Chino Basin Regional Financing Authority Rev., (Inland Empire Utilities Agency), 4.00%, 11/1/25	3,000,000	3,439,675
Chino Community Facilities District Special Tax, 5.00%, 9/1/43	3,160,000	3,759,769
Chino Community Facilities District Special Tax, 4.00%, 9/1/45	1,325,000	1,502,837
Chino Community Facilities District Special Tax, 5.00%, 9/1/48	2,500,000	2,954,529
Chino Community Facilities District Special Tax, 4.00%, 9/1/50	2,500,000	2,817,250
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	1,107,685
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	595,000	680,906
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	1,000,000	1,138,701
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/42	600,000	670,178
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/50	1,450,000	1,607,158
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/46(2)	2,475,000	2,828,684
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 94-13), VRDN, 0.01%, 6/1/21 (LOC: State Street Bank & Trust Co.)	1,200,000	1,200,000
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/43	2,430,000	2,784,077
Corona-Norco Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	2,181,114
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/48	1,500,000	1,711,359
CSCDA Community Improvement Authority Rev., 5.00%, 7/1/51(2)	8,250,000	9,674,891
CSCDA Community Improvement Authority Rev., 4.00%, 8/1/56(2)	4,700,000	5,115,765
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(2)	10,000,000	10,832,385
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 4.00%, 9/1/56(2)	7,000,000	7,708,148
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	1,067,164
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	2,086,154
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	5,412,149
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/45	1,000,000	1,130,670
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/29	665,000	800,558

Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,363,462
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/39	3,200,000	3,749,349
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	3,321,272
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/49	7,300,000	8,438,286
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,170,000	1,342,816
Eastern Municipal Water District Special Tax, 5.00%, 9/1/36	3,575,000	4,062,221
El Dorado County Special Tax, 5.00%, 9/1/27	1,050,000	1,283,992
El Dorado County Special Tax, 5.00%, 9/1/29	1,220,000	1,474,584
El Dorado County Special Tax, 5.00%, 9/1/30	1,320,000	1,588,065
El Dorado County Special Tax, 5.00%, 9/1/31	1,275,000	1,529,927
El Dorado County Special Tax, 5.00%, 9/1/32	1,350,000	1,616,127
El Dorado County Special Tax, 4.00%, 9/1/43	1,250,000	1,355,181
El Dorado County Special Tax, 4.00%, 9/1/46	2,350,000	2,509,383
El Dorado County Special Tax, 5.00%, 9/1/48	2,850,000	3,177,823
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	520,543
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/39	725,000	832,664
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/44	1,300,000	1,483,078
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	1,500,000	1,703,604
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/43	1,040,000	1,198,768
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/48	1,250,000	1,432,183
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,128,201
Fairfield Community Facilities District Special Tax, 5.00%, 9/1/49	1,600,000	1,910,520
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2016-1), 5.00%, 9/1/39	500,000	606,154
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/35(2)	780,000	962,929
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/50(2)	3,250,000	3,914,860
Folsom Ranch Financing Authority Special Tax, 5.00%, 9/1/47	4,325,000	5,033,145
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/34	1,690,000	2,003,017
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	1,255,000	1,473,209
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/44	2,285,000	2,664,359
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/33	530,000	615,123
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/38	845,000	972,398
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/48	1,675,000	1,908,801
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/35	1,285,000	1,521,142
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/39	1,555,000	1,825,371
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/44	2,540,000	2,960,308
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 4.00%, 9/1/46	800,000	883,192
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/40	1,245,000	1,393,629
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/45	1,075,000	1,193,018
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/50	1,140,000	1,262,153
Fontana Special Tax, (Fontana Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,576,165
Fontana Special Tax, (Fontana Community Facilities District No. 80 Bella Strada), 5.00%, 9/1/46	1,000,000	1,167,744
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/45	750,000	844,485
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/50	900,000	1,009,283
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	4,198,000	4,945,866
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	1,475,000	1,751,852
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(3)	6,000,000	3,552,276
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42(3)	2,200,000	2,660,918
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	3,750,000	3,957,284
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,377,681
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,238,367
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/44	1,000,000	1,141,712

Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/49	1,550,000	1,763,116
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	1,500,000	1,702,251
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	1,000,000	1,173,311
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,209,331
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,500,000	1,632,736
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	7,000,000	7,296,934
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	10,000,000	10,356,281
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	4,300,000	4,453,201
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	16,500,000	17,145,338
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(3)	45,000,000	10,016,851
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), 5.00%, 7/1/61	5,335,000	6,195,925
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), Capital Appreciation, VRN, 0.00%, 7/1/61(2)(3)	14,365,000	8,351,577
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/34	350,000	394,075
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,350,199
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,194,859
Hesperia Special Tax, 5.00%, 9/1/35	2,690,000	3,006,795
Independent Cities Finance Authority Rev., 5.00%, 10/15/47	4,000,000	4,161,596
Independent Cities Finance Authority Rev., (Augusta Communities LLC), 5.00%, 5/15/39	2,500,000	2,567,854
Independent Cities Finance Authority Rev., (Castle Mobile Estates), 6.75%, 8/15/46	2,500,000	2,533,590
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/46 (AGM)(2)	900,000	1,044,217
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/51 (AGM)(2)	1,250,000	1,445,347
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	1,097,988
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,646,981
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,225,687
Irvine Special Assessment, VRDN, 0.02%, 6/1/21 (LOC: Sumitomo Mitsui Banking)	4,837,000	4,837,000
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,716,755
Irvine Special Assessment, VRDN, 0.01%, 6/1/21 (LOC: State Street Bank & Trust Co.)	700,000	700,000
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/43	2,500,000	2,918,103
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	4,250,000	4,937,985
Irvine Unified School District Special Tax, 5.00%, 9/1/29	550,000	686,028
Irvine Unified School District Special Tax, 5.00%, 9/1/29	700,000	873,126
Irvine Unified School District Special Tax, 5.00%, 9/1/31	420,000	518,596
Irvine Unified School District Special Tax, 5.00%, 9/1/34	500,000	611,699
Irvine Unified School District Special Tax, 5.00%, 3/1/57	3,500,000	4,137,120
Jurupa Community Services District Special Tax, 5.00%, 9/1/40	1,605,000	1,861,030
Jurupa Unified School District Special Tax, 5.00%, 9/1/33	1,220,000	1,416,493
Jurupa Unified School District Special Tax, 5.00%, 9/1/38	1,000,000	1,151,213
Jurupa Unified School District Special Tax, 5.00%, 9/1/43	1,255,000	1,436,198
Jurupa Unified School District Special Tax, 4.00%, 9/1/47	1,000,000	1,079,681
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22, Prerefunded at 101% of Par(1)	1,100,000	1,161,759
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,838,688
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	4,164,164
Lake Elsinore Facilities Financing Authority Special Tax, 4.00%, 9/1/44	535,000	579,658
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	2,179,122
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/42	600,000	651,836
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/47	900,000	974,387
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2007-1), 6.00%, 9/1/43	1,250,000	1,366,047
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/43	775,000	882,444
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/47	3,750,000	4,349,744
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/48	2,500,000	2,834,670

Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/27	450,000	555,346
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/28	505,000	619,810
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,568,135
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,801,081
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,726,938
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	330,000	333,001
Los Angeles County Public Works Financing Authority Rev., 5.00%, 12/1/44	7,000,000	8,963,891
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	6,454,840
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	5,000,000	6,024,849
Los Angeles Department of Water Rev., 5.00%, 7/1/33	825,000	1,103,449
Los Angeles Department of Water Rev., 5.00%, 7/1/34	1,500,000	2,001,906
Los Angeles Department of Water Rev., VRDN, 0.01%, 6/1/21 (SBBPA: Toronto-Dominion Bank)	2,700,000	2,700,000
Los Angeles Department of Water Rev., VRDN, 0.01%, 6/1/21 (SBBPA: Citibank N.A.)	1,000,000	1,000,000
Los Angeles Department of Water & Power Rev., VRDN, 0.01%, 6/1/21 (SBBPA: RBC Capital Markets)	7,180,000	7,180,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.01%, 6/1/21 (SBBPA: Bank of America N.A.)	600,000	600,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.01%, 6/1/21 (SBBPA: Bank of America N.A.)	2,800,000	2,800,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.01%, 6/1/21 (SBBPA: TD Bank N.A.)	1,100,000	1,100,000
Los Angeles Unified School District GO, 4.00%, 7/1/37	10,000,000	12,223,766
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,689,720
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	6,594,557
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	125,000	126,399
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	215,000	217,395
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	100,000	105,440
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	225,000	237,124
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	100,000	109,801
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	110,000	120,315
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	282,866
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	175,000	204,463
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	302,240
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	160,754
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	136,352
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	118,030
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	117,985
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	117,435
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	394,607
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	288,917
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	459,950
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	286,801
Menifee Union School District Special Tax, 5.00%, 9/1/43	1,000,000	1,151,495
Menifee Union School District Special Tax, 5.00%, 9/1/44	2,245,000	2,625,089
Menifee Union School District Special Tax, 5.00%, 9/1/48	1,500,000	1,719,327
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,344,626
Metropolitan Water District of Southern California Rev., VRDN, 0.01%, 6/1/21 (SBBPA: Toronto-Dominion Bank)	200,000	200,000
Metropolitan Water District of Southern California Rev., VRDN, 0.01%, 6/1/21 (SBBPA: Toronto-Dominion Bank)	400,000	400,000
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/32	2,285,000	2,874,487
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	2,325,000	2,900,475
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	2,230,000	2,774,782
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	1,800,000	2,234,026
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/42	655,000	766,539
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/46	825,000	960,240
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,820,314

Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/30	1,735,000	2,041,661
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,915,000	2,243,404
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/32	1,155,000	1,350,548
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34(3)	1,325,000	937,904
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36(3)	2,885,000	1,902,562
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/27	3,415,000	3,482,206
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	467,474
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	2,065,000	2,380,433
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/46	1,500,000	1,719,144
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,118,278
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	557,908
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,515,519
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	2,164,414
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,232,836
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	1,082,538
Ontario Community Facilities District No. 40 Special Tax, 4.00%, 9/1/50	780,000	885,023
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	1,125,184
Orange County Community Facilities District Special Tax, 4.00%, 8/15/40	1,080,000	1,239,344
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	3,905,000	4,447,207
Orange County Community Facilities District Special Tax, 5.00%, 8/15/46	10,000,000	11,476,163
Orange County Community Facilities District Special Tax, 5.00%, 8/15/47	2,550,000	3,034,134
Orange County Community Facilities District Special Tax, 4.00%, 8/15/50	1,000,000	1,129,919
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	2,742,814
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	7,805,000	8,867,199
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/54	3,000,000	3,384,245
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,587,211
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	2,005,000	2,384,594
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,000,000	3,507,263
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,478,140
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	8,465,000	9,785,616
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	9,482,949
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	11,625,156
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/26	1,090,000	1,325,787
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/27	1,000,000	1,245,035
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/30	1,325,000	1,602,684
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,854,953
Perris Union High School District Special Tax, 5.00%, 9/1/41	4,750,000	5,306,547
Pleasant Valley School District / Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	6,134,927
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/34	995,000	1,145,342
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/35	990,000	1,137,551
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/36	1,245,000	1,425,691
Rancho Cordova Special Tax, 4.00%, 9/1/31	1,350,000	1,502,988
Rancho Cordova Special Tax, 4.00%, 9/1/37	3,000,000	3,305,171
Rancho Cordova Special Tax, 5.00%, 9/1/40	1,195,000	1,350,660
Rancho Cordova Special Tax, 4.00%, 9/1/45	1,025,000	1,108,944
Rancho Cordova Special Tax, 5.00%, 9/1/45	1,250,000	1,401,144
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/39	690,000	806,939
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/44	410,000	476,058
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 4.00%, 9/1/46	225,000	249,209
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/49	530,000	613,503
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 4.00%, 9/1/50	200,000	221,112
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(3)	3,405,000	3,051,578
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.01%, 6/1/21	6,000,000	6,000,000

Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24, Prerefunded at 100% of Par(1)	2,550,000	2,931,619
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/38	1,070,000	1,232,275
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/48	1,190,000	1,356,628
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	3,500,000	3,694,772
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	5,000,000	5,278,245
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	1,035,000	1,087,556
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,640,888
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,557,904
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	1,110,000	1,311,142
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	3,094,022
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/45	540,000	633,483
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/48	2,500,000	2,855,578
Riverside County Transportation Commission Rev., 5.75%, 6/1/44	500,000	544,361
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(3)	2,000,000	1,147,905
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(3)	3,320,000	1,839,546
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(3)	5,000,000	2,671,920
Riverside Sewer Rev., 5.00%, 8/1/31	5,000,000	5,883,588
Riverside Unified School District Special Tax, 4.00%, 9/1/40	350,000	395,295
Riverside Unified School District Special Tax, 4.00%, 9/1/45	415,000	464,683
Riverside Unified School District Special Tax, 4.00%, 9/1/50	875,000	977,427
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,760,108
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	2,027,268
Romoland School District Special Tax, 5.00%, 9/1/35	4,685,000	5,327,168
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,285,001
Romoland School District Special Tax, 5.00%, 9/1/41	1,250,000	1,474,402
Romoland School District Special Tax, 5.00%, 9/1/43	2,640,000	2,833,250
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,457,165
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/48	3,250,000	3,722,324
Roseville Special Tax, 5.00%, 9/1/32(2)	1,265,000	1,509,676
Roseville Special Tax, 5.00%, 9/1/40	1,670,000	1,954,290
Roseville Special Tax, 5.00%, 9/1/44	2,950,000	3,425,295
Roseville Special Tax, 5.00%, 9/1/47(2)	6,500,000	7,562,421
Roseville Special Tax, 5.00%, 9/1/49	850,000	981,162
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/45	1,280,000	1,507,140
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/50	250,000	294,964
Roseville Special Tax, (Roseville Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/49	1,000,000	1,151,078
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	450,000	500,238
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	1,108,385
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/39	445,000	516,048
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/44	500,000	576,498
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/46	640,000	712,992
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	700,000	804,247
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/51	1,290,000	1,431,672
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/36	685,000	806,410
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/39	1,390,000	1,625,572
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	495,000	550,261
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/49	3,870,000	4,465,085
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	650,000	720,450
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/37	1,250,000	1,420,470
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	3,246,268
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,817,592

Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/48	2,030,000	2,311,563
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	6,112,986
Sacramento Special Tax, 5.00%, 9/1/32(2)	300,000	339,651
Sacramento Special Tax, 5.00%, 9/1/41	1,900,000	2,190,229
Sacramento Special Tax, 5.00%, 9/1/44	500,000	571,962
Sacramento Special Tax, 5.00%, 9/1/46	2,250,000	2,579,923
Sacramento Special Tax, 5.00%, 9/1/47(2)	1,900,000	2,120,050
Sacramento Special Tax, 5.00%, 9/1/49	1,000,000	1,138,375
Sacramento Special Tax, (Sacramento Curtis Park Village Community Facilities Dist No. 2014-02), 5.00%, 9/1/39	1,120,000	1,317,206
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/46	1,200,000	1,353,131
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/50	1,500,000	1,685,895
Sacramento County Special Tax, 5.00%, 9/1/29	1,000,000	1,212,123
Sacramento County Special Tax, 5.00%, 9/1/30	1,170,000	1,408,228
Sacramento County Special Tax, 5.00%, 9/1/31	1,355,000	1,625,952
Sacramento County Special Tax, 5.00%, 9/1/32	665,000	796,239
Sacramento County Special Tax, 5.00%, 9/1/35	2,335,000	2,772,321
Sacramento County Special Tax, 5.00%, 9/1/40	2,325,000	2,687,056
Sacramento County Special Tax, 5.00%, 9/1/40	3,000,000	3,527,934
Sacramento County Special Tax, 5.00%, 9/1/45	4,645,000	5,329,617
Sacramento County Special Tax, 5.00%, 9/1/46	3,385,000	3,881,351
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 5.00%, 9/1/33	3,000,000	3,332,187
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/42	700,000	759,315
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/48	1,000,000	1,079,238
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,300,000	1,490,001
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/48	1,200,000	1,367,499
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/21, Prerefunded at 100% of Par(1)	11,100,000	11,497,926
San Clemente Special Tax, 5.00%, 9/1/46	7,560,000	8,505,610
San Diego Special Tax, 5.00%, 9/1/37	965,000	1,120,476
San Diego Association of Governments Rev., 5.00%, 11/15/24	12,000,000	13,394,819
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	995,859
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	627,660
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	861,875
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,360,186
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,350,283
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/26	500,000	550,088
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	3,750,000	4,778,434
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,425,000	3,857,111
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	2,000,000	2,497,780
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/47	7,625,000	9,339,358
San Diego County Regional Transportation Commission Rev., 3.00%, 10/1/22	4,500,000	4,674,246
San Diego County Water Authority Rev., 5.00%, 5/1/29	1,225,000	1,621,027
San Diego County Water Authority Rev., 5.00%, 5/1/30	930,000	1,256,708
San Diego County Water Authority Rev., 5.00%, 5/1/31	1,050,000	1,450,658
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	825,074
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(3)	5,500,000	1,593,995
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/33	780,000	869,677
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	276,961
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/28	1,080,000	1,294,151
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/29	1,165,000	1,387,676

San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	450,000	527,176
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	1,280,000	1,495,832
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	335,000	390,651
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,783,430
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(3)	3,090,000	2,955,671
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(3)	165,000	143,565
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(3)	16,000,000	13,126,510
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(3)	290,000	231,440
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(3)	1,335,000	951,670
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/46(4)	550,000	624,465
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/51(4)	700,000	792,268
San Mateo Special Tax, 6.00%, 9/1/42	500,000	524,632
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,353,384
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,200,000	1,304,312
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 4.00%, 9/1/45	2,100,000	2,333,071
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 4.00%, 9/1/50	1,500,000	1,660,923
Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,450,000	1,575,894
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,408,283
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,245,000	1,411,587
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(3)	32,000,000	13,933,904
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(3)	11,465,000	3,742,527
Southern California Public Power Authority Rev., 5.00%, 11/1/29 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,557,571
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	5,106,353
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(3)	1,800,000	1,685,730
State of California GO, 5.00%, 10/1/25	7,000,000	8,389,405
State of California GO, 5.00%, 11/1/25	3,500,000	4,206,479
State of California GO, 5.00%, 8/1/26	3,000,000	3,690,061
State of California GO, 5.00%, 3/1/27	2,000,000	2,343,619
State of California GO, 5.00%, 12/1/28	3,750,000	4,871,718
State of California GO, 5.00%, 9/1/41(4)	2,680,000	3,520,230
State of California GO, 5.00%, 11/1/47	8,375,000	10,396,063
State of California GO, VRDN, 0.01%, 6/1/21 (LOC: Barclays Bank plc)	2,540,000	2,540,000
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/45	1,115,000	1,236,032
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/50	1,500,000	1,660,728
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/33 (BAM)	1,000,000	1,265,353
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/34 (BAM)	3,250,000	4,103,537
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/35 (BAM)	1,975,000	2,489,387
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/37	2,500,000	2,852,764
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/43	3,000,000	3,402,731
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,410,000	1,587,884
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	2,046,813
Sunnyvale Special Tax, 7.75%, 8/1/32	6,500,000	6,524,810
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	6,000,000	6,704,728
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	4,750,000	5,221,089
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,143,052
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/43	4,730,000	5,406,637
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/48	6,040,000	6,875,095
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 4.00%, 6/1/49	2,000,000	2,304,079

Tobacco Securitization Authority of Northern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/60(3)	5,000,000	1,223,415
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	11,735,000	14,391,264
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(3)	25,000,000	4,371,643
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/34	1,570,000	1,806,287
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	2,280,000	2,600,399
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	2,500,000	2,843,294
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/48	2,750,000	3,114,524
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/49	3,555,000	4,023,522
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-02 ECFD), 5.00%, 9/1/49	1,750,000	2,039,040
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/45	2,000,000	2,532,327
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/49	2,200,000	2,773,623
Tulare Local Health Care District GO, 4.00%, 8/1/39 (BAM)	2,000,000	2,356,873
University of California Rev., 5.00%, 5/15/33	1,250,000	1,664,385
University of California Rev., 5.00%, 5/15/34	6,000,000	7,964,858
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	3,243,631
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,845,619
Val Verde Unified School District Special Tax, 5.00%, 9/1/37	1,750,000	1,967,530
Washington Township Health Care District Rev., 5.00%, 7/1/24	500,000	561,780
Washington Township Health Care District Rev., 5.00%, 7/1/25	500,000	577,194
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	459,927
Washington Township Health Care District Rev., 5.00%, 7/1/26	550,000	650,784
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	1,073,508
Washington Township Health Care District Rev., 5.00%, 7/1/27	600,000	725,846
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	807,595
Washington Township Health Care District Rev., 5.00%, 7/1/28	1,300,000	1,598,626
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,081,762
Washington Township Health Care District Rev., 5.00%, 7/1/29	1,400,000	1,747,574
Washington Township Health Care District Rev., 5.00%, 7/1/29	680,000	848,822
Washington Township Health Care District Rev., 5.00%, 7/1/31	650,000	816,424
Washington Township Health Care District Rev., 4.00%, 7/1/35	300,000	341,874
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	800,000	825,439
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	3,900,000	4,013,753
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,916,607
William S Hart Union High School District Special Tax, 5.00%, 9/1/42	1,350,000	1,542,885
William S Hart Union High School District Special Tax, 5.00%, 9/1/47	2,350,000	2,669,128
Woodland Special Tax, 4.00%, 9/1/41	2,715,000	2,966,454
Woodland Special Tax, 4.00%, 9/1/45	2,720,000	2,950,835
		1,615,371,187
Guam — 1.1%
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	893,879
Guam Government Power Authority Rev., 5.00%, 10/1/36	1,940,000	2,261,063
Guam Government Power Authority Rev., 5.00%, 10/1/37	1,575,000	1,831,886
Guam Government Waterworks Authority Rev., 5.00%, 7/1/40	3,115,000	3,619,566
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,389,433
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	2,137,165
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,768,353
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/35	1,000,000	1,273,615
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/40	1,000,000	1,251,640
		18,426,600

Puerto Rico — 0.3%
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35(5)	5,000,000	4,037,500
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,518,125,438)		1,637,835,287
OTHER ASSETS AND LIABILITIES — 0.3%		5,226,957
TOTAL NET ASSETS — 100.0%		$1,643,062,244

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $297,476,689, which represented 18.1% of total net assets. Of these securities, 0.3% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(3)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Security is in default.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.